Note 4 - Securities Available for Sale	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
4
Securities Available for Sale
A summary of securities available for sale at
December 31,
20
17
and
2016
is as follows:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair v alue
December 31 , 201 7
Mortgage-backed securities:
Federal Home Loan Mortgage Corporation (FHLMC)	$91	2	0	93
Federal National Mortgage Association (FNMA)	4,834	1	(78)	4,757
Collateralized mortgage obligations:
FNMA	223	0	(5)	218
	5,148	3	(83)	5,068
Other marketable securities:
U.S. Government agency obligations	69,962	0	(1,201)	68,761
Municipal obligations	2,699	2	(8)	2,693
Corporate obligations	234	0	(1)	233
Corporate preferred stock	700	0	(140)	560
Corporate equity	58	99	0	157
	73,653	101	(1,350)	72,404
	$78,801	104	(1,433)	77,472

December 31 , 2016
Mortgage-backed securities:
FHLMC	$327	10	0	337
FNMA	295	7	0	302
Collateralized mortgage obligations:
FNMA	371	0	(5)	366
	993	17	(5)	1,005
Other marketable securities:
U.S. Government agency obligations	74,979	16	(1,079)	73,916
Municipal obligations	2,819	0	(20)	2,799
Corporate obligations	290	2	0	292
Corporate preferred stock	700	0	(350)	350
Corporate equity	58	57	0	115
	78,846	75	(1,449)	77,472
	$79,839	92	(1,454)	78,477

The Company did
not
sell any available for sale securities and did
not
recognize any gains or losses on investments in
2017.
In
2016,
the Company sold
$20,000
of available for sale securities and recognized a loss of
$10,000
on the sales. In
2015,
the Company sold
$11.0
million of available for sale securities and recognized a gain of
$6,000
on the sales.

The following table
presents the amortized cost and estimated fair value of securities available for sale at
December 31, 2017,
based upon contractual maturity adjusted for scheduled repayments of principal and projected prepayments of principal based upon current economic conditions and interest rates. Actual maturities may
differ from the maturities in the following table because obligors may
have the right to call or prepay obligations with or without call or prepayment penalties:

(Dollars in thousands)	Amortized C ost	Fair V alue
Due one year or less	$1,202	1,188
Due after one year through five years	74,950	73,706
Due after five years through ten years	1,780	1,752
Due after ten years	811	669
No stated maturity	58	157
Total	$78,801	77,472

The allocation of mortgage-backed securities in the table above is based upon the anticipated future cash flow of the securities using estimated mortgage prepayment speeds.

The following table shows the gross unrealized losses and fair values for the securities available for sale portfolio aggregated by investment category and length of time that individual securities have been in a continuous unrealized los
s position at
December 31, 2017
and
2016:

	Less Than Twelve M onths			Twelve Months or M ore			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 201 7
Mortgage backed securities:
FNMA	2	$4,703	(78)	0	$0	0	$4,703	(78)
Collateralized mortgage obligations:
FNMA	1	218	(5)	0	0	0	218	(5)
Other marketable securities:
U.S. Government agency obligations	2	9,819	(163)	12	58,942	(1,038)	68,761	(1,201)
Municipal obligations	14	2,268	(8)	0	0	0	2,268	(8)
Corporate obligations	1	233	(1)	0	0	0	233	(1)
Corporate preferred stock	0	0	0	1	560	(140)	560	(140)
Total temporarily impaired securities	20	$17,241	(255)	13	$59,502	(1,178)	$76,743	(1,433)

December 31, 2016
Collateralized mortgage obligations:
FNMA	1	$262	(3)	1	$104	(2)	$366	(5)
Other marketable securities:
U.S. Government agency obligations	13	63,896	(1,079)	0	0	0	63,896	(1,079)
Municipal obligations	14	2,327	(19)	2	214	(1)	2,541	(20)
Corporate preferred stock	0	0	0	1	350	(350)	350	(350)
Total temporarily impaired securities	28	$66,485	(1,101)	4	$668	(353)	$67,153	(1,454)

We review our investment portfolio on a quarterly basis for indications of impairment. This review includes analyzing the length of time and the extent to which the fair value has been lower than the cost, the market liquidity for the investment, the financial condition and near-term prospects of the issuer, including any specific events which may
influence the operations of the issuer, and our intent and ability to hold the investment for a period of time sufficient to recover the temporary loss.  The unrealized losses on U.S. Government agency obligations are the result of changes in interest rates. The unrealized losses reported for the corporate preferred stock at
December 31, 2017
relates to a single trust preferred security that was issued by the holding company of a small community bank. As of
December 31, 2017
all payments were current on the trust preferred security and the issuer’s subsidiary bank was considered to be “well capitalized” based on its most recent regulatory filing. Based on a review of the issuer, it was determined that the trust preferred security was not
other-than-temporarily impaired at
December 31, 2017.
The Company does
not
intend to sell the preferred stock and has the intent and ability to hold it for a period of time sufficient to recover the temporary loss. Management believes that the Company will receive all principal and interest payments contractually due on the security and that the decrease in the market value is primarily due to a lack of liquidity in the market for trust preferred securities. Management will continue to monitor the credit risk of the issuer and may
be required to recognize other-than-temporary impairment charges on this security in future periods.